Interest Rate - Applicable Margin (Detail)	12 Months Ended
Dec. 30, 2012
Revolving Credit Facility and Letters of Credit [Member]
Line of Credit Facility [Line Items]
Eurocurrency rate	3.50%
Base Rate	2.50%
Commitment Fees Rate	0.50%
Tranche B Extended term Loans due 2016 | Secured Debt
Line of Credit Facility [Line Items]
Eurocurrency rate	3.50%
Base Rate	2.50%
Tranche F Term Loan due 2018 | Secured Debt
Line of Credit Facility [Line Items]
Eurocurrency rate	3.50%
Base Rate	2.50%
Tranche B Non Extended Term Loans due 2014 | Secured Debt
Line of Credit Facility [Line Items]
Eurocurrency rate	2.50%
Base Rate	1.50%
Tranche E Term Loan Due 2018 | Secured Debt
Line of Credit Facility [Line Items]
Eurocurrency rate	3.50%
Base Rate	2.50%